Nov. 30, 2017

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

QS GLOBAL EQUITY FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1,2]	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	None	None	None	None	None	None
Small account fee[5]	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Management fees	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None	None
Other expenses	0.49	0.49	0.37[6]	0.37[6]	0.37[6]	0.26	0.17[6]	0.51
Total annual fund operating expenses[7]	1.49	2.24	1.37	1.62	2.12	1.01	0.92	1.26
Fees waived and/or expenses reimbursed[8]	(0.19)	(0.19)	(0.07)	(0.07)	—	(0.06)	(0.02)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.30	2.05	1.30	1.55	2.12	0.95	0.90	1.26

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI, Class R, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 2.25% for Class R1 shares, 0.95% for Class I shares, 0.90% for Class IS shares and 1.30% for Class 1 shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares, each subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	700	983	1,307	2,221
Class C (with redemption at end of period)	308	663	1,164	2,543
Class C (without redemption at end of period)	208	663	1,164	2,543
Class FI (with or without redemption at end of period)	132	419	735	1,633
Class R (with or without redemption at end of period)	158	497	867	1,908
Class R1 (with or without redemption at end of period)	215	664	1,139	2,452
Class I (with or without redemption at end of period)	97	310	547	1,226
Class IS (with or without redemption at end of period)	92	290	506	1,128
Class 1 (with or without redemption at end of period)	128	399	691	1,522

QS U.S. LARGE CAP EQUITY FUND

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)[3]	5.75[1,2]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	None	None	None	None	None

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.70	0.70	0.70	0.70	0.70	0.70	0.70
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	0.14[6]	0.14[6]	0.31	0.24[6]	0.24[6]	0.04	0.04
Total annual fund operating expenses[7]	1.09	1.84	1.26	1.44	1.94	0.74	0.74
Fees waived and/or expenses reimbursed[8]	(0.04)	(0.04)	(0.21)	(0.14)	(0.14)	—	(0.04)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.05	1.80	1.05	1.30	1.80	0.74	0.70

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class A, Class C, Class R shares and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.05% for Class A shares, 1.80% for Class C shares, 1.05% for Class FI shares, 1.30% for Class R shares, 1.80% for Class R1 shares, 0.80% for Class I shares and 0.70% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or in any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	676	894	1,134	1,820
Class C (with redemption at end of period)	283	571	988	2,152
Class C (without redemption at end of period)	183	571	988	2,152
Class FI (with or without redemption at end of period)	107	357	650	1,485
Class R (with or without redemption at end of period)	132	427	759	1,698
Class R1 (with or without redemption at end of period)	183	582	1,021	2,242
Class I (with or without redemption at end of period)	76	237	412	919
Class IS (with or without redemption at end of period)	72	229	404	911

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Global Equity Fund	March 1, 2017
QS U.S. Large Cap Equity Fund	March 31, 2017